Material Accounting Policy Information - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2019 INR (₨)	Mar. 31, 2022 INR (₨) Vote ₨ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 25, 2022 ₨ / shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 INR (₨) shares
Disclosure of classes of share capital [line items]
Authorized share capital		₨ 25,274
Par value per share | ₨ / shares				₨ 2
Number of vote | Vote		1
Undistributed earnings after taxes not freely available for distribution - Capital Reserve		₨ 47,061	$ 620		₨ 41,154
Capital redemption reserve		1,122			1,122
IFRS Sixteen [Member]
Disclosure of classes of share capital [line items]
Net deferred tax assets	₨ 138
Reduction of retained earnings	₨ 872
Special economic zone re-investment reserve [member]
Disclosure of classes of share capital [line items]
Undistributed earnings after taxes not freely available for distribution - Capital Reserve		₨ 1,139			₨ 1,139	₨ 1,139
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of voting power of another entity		20.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of voting power of another entity		50.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares held | shares		14,689,729	14,689,729		19,401,215	22,746,081
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		12,504,500,000	12,504,500,000
Par value per share | ₨ / shares		₨ 2
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		25,000,000	25,000,000
Par value per share | ₨ / shares		₨ 10
10% Optionally Convertible Cumulative Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		150,000	150,000
Par value per share | ₨ / shares		₨ 100